UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Alison Hill
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		1/23/2006

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	57
Form 13F Information Table Value Total:	242275

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Adastra Minerals Inc Common 006515100 29 19000SH Sole 19000 0
Asiapharm Group Ltd Common G06219102 4958 13188000SH Sole 13188000 0
Asiapharm Group Ltd Common G06219102 874 2325000SH Other 01 0 2325000
Bank Of America Corp Common 060505104 207 4500SH Sole 4500 0
Chaoda Modern Agric Common G2046Q107 18464 44386140SH Sole 44386140 0
Chaoda Modern Agric Common G2046Q107 3403 8181650SH Other 01 0 8181650
Chevrontexaco Common 166764100 295 5200SH Sole 5200 0
China Green Holdings Common G2107G105 69 250000SH Sole 250000 0
Cia Brasileira De Common P25687115 13880 1133900SH Sole 1133900	0
Cia Brasileira De Common P25687115 2341	191300SH Other 01 0 191300
Cornerstone Inds Common	21924X106 211 123000SH Sole 123000 0
Daqing Petroleum Common	G2656D107 6149 130830000SH Sole 130830000 0
Daqing Petroleum Common	G2656D107 1122 23885000SH Other	01 0 23885000
Dnb Nor Asa Common R1812S105 5427 510480SH Sole 510480	0
Dnb Nor Asa Common R1812S105 943 88700SH Other 01 0 88700
Eiker Sparebank Asa Common R1984E108 628 15485SH Sole 15485 0
Eiker Sparebank Asa Common R1984E108 97	2400SH Other 01 0 2400
Exxon Mobil Corporation Common 30231G102 432 7707SH Sole 7707 0
Freeport-Mcmoran Copper Preferred D 35671D865 253 56300SH Sole 56300 0
General Electric Common	369604103 247 7051SH Sole 7051 0
Gwangju Shinsegae Common Y29649103 286 2850SH Sole 2850	0
Gwangju Shinsegae Common Y29649103 189 1400SH Other 01 0 1400
Heng Tai Consumables Common G44035106 6761 47282000SH Sole 47282000 0
Heng Tai Consumables Common G44035106 1188 8308010SH Other 01 0	8308010
Icici Bk Ltd Sponsored ADR 45104G104 383 13300SH Sole 13300 0
Intrawest Corporation Sponsored ADR 460915200 10789 372700SH Sole 372700 0
Intrawest Corporation Sponsored ADR 460915200 2073 71626SH Other 01 0 71626
Melhus Sparebank Common	R4416Y106 117 4100SH Sole 4100 0
Murphy Oil Corp Common	626717102 431 8000SH Sole 8000 0
People S Food Holdings Common G7000R108 7965 12387600SH Sole 12387600 0
People S Food Holdings Common G7000R108 1398 2175000SH Other 01 0 2175000
Petrochina Sponsored ADR 71646E100 35214 429650SH Sole 429650 0
Petrochina Sponsored ADR 71646E100 6638	81000SH Other 01 0 81000
S1 Corporation Common Y75435100 13155 303510SH Sole 303510 0
S1 Corporation Common Y75435100 2544 58700SH Other 01 0	58700
Sandnes Sparebank Common R74676108 259 7500SH Sole 7500	0
Sinolink Worldwide  Hldgs Common G8165B102 27344 95276800SH Sole 95276800 0
Sinolink Worldwide  Hldgs Common G8165B102 4778	16650000SH Other 01 0 16650000
Sparebanken Midt    Norge Common R82401101 489	42500SH Sole 42500 0
Sparebanken Nord    Norge Common R8288N106 2119	91404SH Sole 91404 0
Sparebanken Nord    Norge Common R8288N106 153	6600SH Other 01 0 6600
Sparebanken Vest Common	R8323C107 211 7100SH Sole 7100 0
Swisscom Sponsored ADR 871013108 614 19500SH Sole 19500	0
Swisscom Sponsored ADR	871013108 157 5000SH Other 01 0	5000
Tenon Ltd Common Q8983K127 2888	1198178SH Sole 1198178 0
Tenon Ltd Shs Common Q8983K127 336 139500SH Other 01 0 139500
Tim Participacoes Sponsored ADR	88706P106 36961	1462100SH Sole 1462100 0
Tim Participacoes Sponsored ADR	88706P106 6818 269700SH Other 01 0 269700
Tim Participacoes Sapfd Preferred B P91536204 1081 360526250SH Sole 360526250 0
Tim Participacoes Sapfd Preferred B P91536204 43 14421050SH Other 01 0 14421050
Totens Sparebank Common	R92151100 1409 43000SH Sole 43000 0
Totens Sparebank Common	R92151100 226 6900SH Other 01 0	6900
United Food Holdings Common G9232V105 3242 24016500SH Sole 24016500 0
United Food Holdings Common G9232V105 543 4023700SH Other 01 0 4023700
Wah Sang Gas Common G9419C128 2850 34338000SH Sole 34338000 0
Wah Sang Gas Common G9419C128 522 6300000SH Other 01 0 6300000
Wal Mart De Mexico Common P98180105 72 13100SH Sole 13100 0
        			242275